Share capital, share premium and shares held in treasury (Tables)	12 Months Ended
Dec. 31, 2024
Share capital and shares held in treasury
Summary of called up share capital issued and fully paid

RELX PLC

CALLED UP SHARE CAPITAL – ORDINARY SHARES OF UK 14 ⁵¹/₁₁₆ PENCE EACH ALLOTTED, ISSUED AND FULLY PAID	No. of shares	2023 GBPm	No. of shares	2024 GBPm
At start of year	1,934,880,088	279	1,906,907,605	275
Issue of ordinary shares	3,027,517	-	2,937,114	-
Cancellation of ordinary shares	(31,000,000)	(4)	(29,000,000)	(3)
At end of year	1,906,907,605	275	1,880,844,719	272

Summary of share capital

NUMBER OF ORDINARY SHARES	Year ended 31 December
	2023 Shares in issue net of treasury shares* (millions)	Shares in issue (millions)	Treasury shares (millions)	2024 Shares in issue net of treasury shares* (millions)
At start of year	1,909.5	1,906.9	(25.4)	1,881.5
Issue of ordinary shares	3.0	2.9	-	2.9
Repurchase of ordinary shares	(30.9)	-	(28.9)	(28.9)
Net (purchase)/release of shares by the Employee Benefit Trust	(0.1)	-	0.4	0.4
Cancellation of ordinary shares	-	(29.0)	29.0	-
At end of year	1,881.5	1,880.8	(24.9)	1,855.9
*	At 31 December 2024 the total shares in issue net of treasury shares is 1,855,941,895 (2023: 1,881,531,883).